Taxes on Income (Details) - Schedule of the reconciliation of the income tax benefit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the reconciliation of the income tax benefit [Abstract]
Loss before income taxes, as reported in the consolidated statements of operations	$ 58,092	$ 15,625	$ 25,607
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit at statutory tax rate	$ (13,361)	$ (3,594)	$ (5,890)
Non-deductible expenses	6,096	358	156
Remeasurement of deferred taxes from currency exchange	209	(1,093)	(444)
Change in valuation allowance	7,023	4,316	6,162
Effect of other non-deductible differences	33	13	16
Reported income taxes benefit